Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
GOODWILL
9.	GOODWILL

At March 31, 2021 and December 31, 2020 goodwill consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Beginning balance	$16,281	$16,281
Business combinations - Note 4	142,170	-
Balance at	$158,451	$16,281

The Company performed its last annual impairment test on December 31, 2020. There were no indications of impairment identified for the three months ended March 31, 2021 and year ended December 31, 2020.

9.	GOODWILL

Goodwill resulted from acquisitions of NeuroCall on January 31, 2017, and JSA Health on August 14, 2018. The asset was $16.3 million for the years ended December 31, 2020 and 2019.The Company performed its annual impairment test in December. There were no indications of impairment as of and for the years ended December 31, 2020 and 2019.